                               The Munder Funds
                       Supplement Dated October 27, 1998
                     to Prospectus Dated October 27, 1998
                          Class A, B and C Shares of:

 Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
  Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder
    Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund,
      Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare
             Fund and Munder Framlington International Growth Fund

The Class A, B and C Shares of the Munder Growth Opportunities Fund and Munder Framlington Global Financial Services Fund are not currently available for purchase.

                               The Munder Funds
                       Supplement Dated October 27, 1998
                     to Prospectus Dated October 27, 1998
                           Class A and B Shares of:

   Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

The "FUND OPERATING EXPENSES" section in the Prospectus is hereby supplemented as follows:

                                                    Class Y Shares
                                                    --------------
Accelerating Growth
 Fund..........................................          .95%

The "EXAMPLE" section in the Prospectus is hereby supplemented as follows:

                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any). THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                CONSERVATIVE FUND               MODERATE FUND               AGGRESSIVE FUND
                                             ------------------------      ------------------------      -----------------------
                                                CLASS A    CLASS B           CLASS A      CLASS B          CLASS A     CLASS B
                                                SHARES     SHARES            SHARES       SHARES           SHARES      SHARES
                                               --------   --------          --------     --------         --------    --------
1 YEAR
 .  Redemption...........................         $ 64        $ 73              $ 66        $ 75             $ 67        $ 76
 .  No Redemption........................         $ 64        $ 22              $ 66        $ 23             $ 67        $ 24

3 YEARS
 .  Redemption...........................         $ 94        $101              $ 98        $104             $101        $107
 .  No Redemption........................         $ 94        $ 68              $ 98        $ 71             $101        $ 75

5 YEARS
 .  Redemption...........................         $126        $139              $132        $145             $137        $151
 .  No Redemption........................         $126        $117              $132        $122             $132        $128

10 YEARS
 .  Redemption...........................         $216        $250              $228        $262             $239        $273
 .  No Redemption........................         $216        $250              $228        $262             $239        $273

     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                                EXPENSE RATIO
                                                               ---------------
                                                       CLASS A                 CLASS B
                                                       SHARES                  SHARES
                                                      ---------               ---------
Conservative Fund...................................    1.45%                   2.15%
Moderate Fund.......................................    1.56%                   2.26%
Aggressive Fund.....................................    1.67%                   2.37%

The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:

                                     CONSERVATIVE FUND     MODERATE FUND      AGGRESSIVE FUND
                                     -----------------     -------------      ---------------
                                     MINIMUM   MAXIMUM   MINIMUM   MAXIMUM   MINIMUM   MAXIMUM
                                     -------   -------   -------   -------   -------   -------
Equity Funds
 Accelerating Growth Fund.......        0%        5%        0%       10%        0%       15%

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:


                           ACCELERATING GROWTH FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

     In choosing Equity Securities, the Advisor considers, among other factors:

     .  the potential for accelerated earnings growth

     .  the maintenance of a substantial competitive advantage

     .  a focused management team

     .  a stable balance sheet.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

     The Fund is closed to new investments.

Investment Charts
                                  EQUITY FUNDS

-----------------------------------------------------------------------------------------------
                                                                               ACCELERATING
                          INVESTMENTS AND                                         GROWTH
                        INVESTMENT PRACTICES                                       FUND
-----------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Includes securities issued by non-U.S. companies.              25%
Present more risks than U.S. securities.
-----------------------------------------------------------------------------------------------
LOWER-RATED DEBT SECURITIES. Fixed Income Securities which are rated                 Y
below investment grade by Standard & Poor's Ratings Service, Moody's
Investors Service, Inc. or other nationally recognized rating agency.
Considered riskier than investment grade securities.
-----------------------------------------------------------------------------------------------
INVESTMENT-GRADE ASSET BACKED SECURITIES. Includes debt securities                   N
backed by mortgages, installment sales contracts and credit card receivables.
-----------------------------------------------------------------------------------------------
STRIPPED SECURITIES. Includes participations in trusts that hold U.S.                N
Treasury and agency securities which represent either the interest payments or principal payments on the securities or combination of both.
-----------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a Fund                   Y
to purchase or sell a specific currency at a future date at a set price.
May decrease a Fund's loss due to a change in a currency value, but also limits gains from currency changes.
-----------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreement by a Fund to                Y
purchase securities at a set price, with delivery and payment in the future.
The value of securities may change between the time the price is set and payment.  Not to be used for speculation.
-----------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES. (1) Contracts in which a Fund has the right          Y
or the obligation, at maturity, to make delivery of or receive securities, the cash value of an index, or foreign currency.  Used for hedging purposes or to maintain liquidity.
-----------------------------------------------------------------------------------------------
OPTIONS. A Fund may buy options giving it the right to require a buyer to            Y
buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer, during a set time at a set price.  Options may relate to securities indices, individual securities, foreign currencies or futures contracts.  See the SAI for more details and additional limitations.
-----------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees to buy             Y
them back later at an agreed upon time and price.  A method to borrow money for temporary purposes.
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS. Companies, usually traded publicly, that              Y
manage a portfolio of real estate.  Risks involved in such investments include vulnerability to decline in real estate prices and new construction rates.
-----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                    ACCELERATING
                                  INVESTMENTS AND                                      GROWTH
                                INVESTMENT PRACTICES                                    FUND
---------------------------------------------------------------------------------------------------
SHORT SALES. A transaction in which the Fund sells a security it does not                 N
own in anticipation that the market price of that security will decline.
It must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  May also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against the box."
---------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for these securities,           15%(2)
which inhibits the ability to sell them for full market value, or there are legal restrictions on their resale by the Fund.
---------------------------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to financial institutions which            25%
pay for the use of the securities. May increase return.  Slight risk of borrower failing financially.
---------------------------------------------------------------------------------------------------

Key:
Y =  investment allowed without restriction
N =  investment not allowed
(1) The limitation on margins and premiums for futures and options on futures is 5% of a Fund's assets
(2)  Based on net assets

                               The Munder Funds
                       Supplement Dated October 27, 1998
                      to Prospectus Dated October 27, 1998
                               Class Y Shares of:

    Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

The "FUND OPERATING EXPENSES" section in the Prospectus is hereby supplemented as follows:

                                                                           Class Y Shares
                                                                           --------------
Accelerating Growth Fund............................................            .95%


The "EXAMPLE" section in the Prospectus is hereby supplemented as follows:

                                    EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods (including the deduction of the deferred sales charges, if any). THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                    CONSERVATIVE FUND            MODERATE FUND            AGGRESSIVE FUND
                                    -----------------            -------------            ---------------
1 YEAR
 .   Redemption.............               $ 12                        $ 13                      $ 14
 .   No Redemption..........               $ 12                        $ 13                      $ 14
3 YEARS
 .   Redemption.............               $ 37                        $ 40                      $ 44
 .   No Redemption..........               $ 37                        $ 40                      $ 44
5 YEARS
 .   Redemption.............               $ 64                        $ 69                      $ 75
 .   No Redemption..........               $ 64                        $ 69                      $ 75
10 YEARS
 .   Redemption.............               $140                        $152                      $165
 .   No Redemption..........               $140                        $152                      $165

     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                                                            EXPENSE RATIO
                                                                                            -------------
Conservative Fund........................................................................       1.15%
Moderate Fund............................................................................       1.26%
Aggressive Fund..........................................................................       1.37%

The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:

                                         CONSERVATIVE FUND     MODERATE FUND      AGGRESSIVE FUND
                                         ------------------  ------------------  ------------------
                                         MINIMUM   MAXIMUM   MINIMUM   MAXIMUM   MINIMUM   MAXIMUM
                                         --------  --------  --------  --------  --------  --------
Equity Funds
 Accelerating Growth Fund............       0%        5%        0%       10%        0%       15%

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:

                            ACCELERATING GROWTH FUND

     GOALS AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

     In choosing Equity Securities, the Advisor considers, among other factors:
     .  the potential for accelerated earnings growth
     .  the maintenance of a substantial competitive advantage
     .  a focused management team
     .  a stable balance sheet.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

     The Fund is closed to new investments.

Investment Charts
                                  EQUITY FUNDS

                                                                                                           ACCELERATING
                                           INVESTMENTS AND                                                    GROWTH
                                         INVESTMENT PRACTICES                                                  FUND
-------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES.  Includes securities issued by non-U.S. companies.  Present more risks than U.S.           25%
 securities.
-------------------------------------------------------------------------------------------------------------------------
LOWER-RATED DEBT SECURITIES. Fixed Income Securities which are rated below investment grade by                  Y
 Standard & Poor's Ratings Service, Moody's Investors Service, Inc. or other nationally recognized rating agency.  Considered riskier than investment grade securities.
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT-GRADE ASSET BACKED SECURITIES. Includes debt securities backed by mortgages, installment             N
 sales contracts and credit card receivables.
-------------------------------------------------------------------------------------------------------------------------
STRIPPED SECURITIES. Includes participations in trusts that hold U.S. Treasury and agency securities            N
 which represent either the interest payments or principal payments on the securities or combination of both.
-------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a Fund to purchase or sell a specific               Y
 currency at a future date at a set price.  May decrease a Fund's loss due to a change in a currency value, but also limits gains from currency changes.
-------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreement by a Fund to purchase securities at a set              Y
 price, with delivery and payment in the future.  The value of securities may change between the time the price is set and payment.  Not to be used for speculation.
-------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES. (1) Contracts in which a Fund has the right or the obligation, at               Y
 maturity, to make delivery of or receive securities, the cash value of an index, or foreign currency.  Used for hedging purposes or to maintain liquidity.
-------------------------------------------------------------------------------------------------------------------------
OPTIONS. A Fund may buy options giving it the right to require a buyer to buy a security held by the            Y
 Fund (put options), buy options giving it the right to require a seller to sell securities to the
 Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer, during a set time at a set price.  Options may relate to securities indices, individual securities, foreign currencies or futures contracts.  See the SAI for more details and additional limitations.
-------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and agrees to buy them back later at an agreed           Y
 upon time and price.  A method to borrow money for temporary purposes.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                          ACCELERATING
                                           INVESTMENTS AND                                                   GROWTH
                                         INVESTMENT PRACTICES                                                 FUND
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS. Companies, usually traded publicly, that manage a portfolio of real              Y
 estate.  Risks involved in such investments include vulnerability to decline in real estate prices and new construction rates.
-------------------------------------------------------------------------------------------------------------------------
SHORT SALES. A transaction in which the Fund sells a security it does not own in anticipation that              N
 the market price of that security will decline.  It must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  May also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against the box."
-------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for these securities, which inhibits the              15%(2)
 ability to sell them for full market value, or there are legal restrictions on their resale by the
 Fund.
-------------------------------------------------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to financial institutions which pay for the use of the         25%
 securities. May increase return.  Slight risk of borrower failing financially.
-------------------------------------------------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1) The limitation on margins and premiums for futures and options on futures is 5% of a Fund's assets
(2)  Based on net assets